CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 1,588	$ 1,869
Other comprehensive income, net of tax:
Change in unrealized gain (loss) on securities available for sale		1,893	1,916
Tax effect	[1]	(685)	0
Reclassification adjustment for securities gains included in net income		0	(112)
Tax effect	[1]	0	0
Other comprehensive income, net of tax		1,208	1,804
Comprehensive income		2,796	3,673
Comprehensive income attributable to non-controlling interest		206	534
Comprehensive income attributable to Hampton Roads Bankshares, Inc.		$ 2,590	$ 3,139

[1]	At December 31, 2015, the Company determined that it was more likely than not that a portion of the valuation allowance on net deferred tax assets could be released, therefore, beginning in the fourth quarter of 2015, the tax effect on other comprehensive income (loss) is presented. In quarters prior to the fourth quarter of 2015, there was a full valuation allowance against its net deferred tax assets; therefore, there was no stated tax effect in those prior quarters.